THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE Form 13F FILED ON OR ABOUT MAY 13, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED OR EXPIRED ON MAY 13, 2003. (THE CORRESPONDING PUBLIC FILING WAS FILED ELECTRONICALLY ON MAY 13, 2002).


                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2002

                  Check here if Amendment [X]:  Amendment No. 1

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [X] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name: Atlantic Investment Management, Inc.

            Address: 666 Fifth Avenue, 34th Floor, New York, NY 10103
           -----------------------------------------------------------



                         Form 13F File Number: 028-06437

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY             May 19, 2003
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total:   $329,946   (thousands)

List of Other Included Managers:          None


                                             FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                    Column 2    Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                Title of     CUSIP      Value    Shares or  SH/ Put/   Investment   Other        Voting Authority
  Name of Issuer                 Class                (x$1000)   Prin. Amt. PRN Call   Discretion   Managers   Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------

Harsco Corp.                    COM        415864107   $ 94,891    2,424,400  SH        SOLE                  2,424,400
Cooper Industries Inc.          COM        216669101     76,840    1,831,700  SH        SOLE                  1,831,700
Dole Food Co. Inc.              COM        256605106     62,276    2,008,900  SH        SOLE                  2,008,900
Precision Castparts Corp.       COM        740189105     56,805    1,604,200  SH        SOLE                  1,604,200
Kennametal Inc.                 COM        489170100     26,894      665,200  SH        SOLE                    665,200
Owens Illinois Inc.             COM        690768403     12,240      720,000  SH        SOLE                    720,000